Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 09, 2018
Prospectus Date	rr_ProspectusDate	Oct. 09, 2018
AdvisorShares Wilshire Buyback ETF (Prospectus Summary) | AdvisorShares Wilshire Buyback ETF | AdvisorShares Wilshire Buyback ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTFS